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    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 13, 2000
                    REGISTRATION NOS. 333-22931 AND 811-8282

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                           ---------------------------

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933          /X/
                          Pre-Effective Amendment No.          / /
                         Post-Effective Amendment No. 7        /X/


                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940      /X/
                                Amendment No. 17               /X/
                        (Check appropriate box or boxes)

                           ---------------------------

                         LOOMIS SAYLES INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                     One Financial Center, Boston, MA 02111
                    (Address of principal executive offices)

       Registrant's Telephone Number, Including Area Code: (617) 482-2450

         Name and address
         of agent for service                       Copy to
         --------------------                       -------

         Sheila M. Barry, Esq.                      Truman S. Casner, Esq.
         Loomis, Sayles & Company, L.P.             Ropes & Gray
         One Financial Center                       One International Place
         Boston, MA  02111                          Boston, MA  02110


It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b) of Rule 485
/X/      On February 1, 2000 pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      On _____________ pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ /      On _____________ pursuant to paragraph (a)(2)

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           ---------------------------

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PART A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of Loomis Sayles Investment Trust (the "Registrant") filed with the Securities and Exchange Commission
(the "SEC") on November 19, 1999.


PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL
         INFORMATION

Part B is incorporated by reference to Part B of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed with the SEC on November 19, 1999.

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PART C.  OTHER INFORMATION

Item 23. EXHIBITS

(a)      Agreement and Declaration of Trust. (4)

(b)      By-Laws. (4)

(c)      Not applicable.

(d)(1) Investment Advisory Agreement between the Registrant, on behalf of its Loomis Sayles California Tax-Free Income Fund, and Loomis, Sayles & Company, L.P. (1)

(d)(2) Investment Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Core Fixed Income Fund, and Loomis, Sayles & Company, L.P. (1)

(d)(3) Investment Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Provident Fund, formerly known as the Loomis Sayles Core Growth Fund, and Loomis, Sayles & Company, L.P. (1)

(d)(4) Investment Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Fixed Income Fund, and Loomis, Sayles & Company, L.P. (1)

(d)(5) Investment Advisory Agreement between the Registrant, on behalf of its Loomis Sayles High Yield Fixed Income Fund, and Loomis, Sayles & Company, L.P. (1)

(d)(6) Investment Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Intermediate Duration Fund, and Loomis, Sayles & Company, L.P. (5)

(d)(7) Investment Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Investment Grade Fixed Income Fund, and Loomis, Sayles & Company, L.P. (1)

(d)(8) Investment Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Small Company Growth Fund, and Loomis, Sayles & Company, L.P. (6)

(d)(9) Investment Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Small Company Value Fund, and Loomis, Sayles & Company, L.P. (7)

(e)      Not applicable.

(f)      Not applicable.

(g)(1)   Custodian Agreement. (4)


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(g)(2)   Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Intermediate Duration Fixed Income Fund. (8)

(g)(3) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Small Company Growth Fund to be filed by amendment.

(g)(4) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Small Company Value Fund to be filed by amendment.

(g)(5) Custodian Agreement or Letter Agreement relating to Custodian Agreement for Loomis Sayles California Tax-Free Income Fund, Loomis Sayles Core Fixed Income Fund, Loomis Sayles High Yield Fixed Income Fund, and Loomis Sayles Provident Fund to be filed by amendment.

(h)(1)   Form of Transfer Agency Agreement. (4)

(h)(2) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Small Company Growth Fund to be filed by amendment.

(h)(3) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Small Company Value Fund to be filed by amendment.

(h)(4) Transfer Agency Agreement or Letter Agreement relating to Transfer Agency Agreement for Loomis Sayles Fixed Income Fund to be filed by amendment.

(i)(1)   Opinion of Counsel. (2)

(i)(2) Form of Opinion and Consent of Counsel relating to Loomis Sayles Small Company Growth Fund and Loomis Sayles Small Company Value Fund to be filed by amendment.


(j)      Not applicable.

(k)      Not applicable.

(l)      Not applicable.

(m)      Not applicable.

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(n)      Not applicable.


(o)(1)   Power of Attorney for Daniel J. Fuss. (3)

(o)(2)   Powers of Attorney for Charles J. Finlayson and Timothy J. Hunt. (8)




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(1)      Incorporated by reference to the Exhibit to Amendment No. 8 to the
         Registrant's Registration Statement under the Investment Company Act of 1940 filed with the SEC on November 13, 1996.

(2) Incorporated by reference to the Exhibit to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on March 7, 1997.

(3) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on September 5, 1997.

(4) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 2 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on April 21, 1998.

(5) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 3 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 30, 1998.

(6) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 4 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on January 8, 1999.

(7) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 5 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on March 3, 1999.

(8) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 19, 1999.


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Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.


Item 25. INDEMNIFICATION

Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a) hereto) and Article 4 of the Registrant's By-Laws (Exhibit (b) hereto) provide for indemnification of its trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.


Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the investment adviser of the Registrant, provides investment advice to the 19 series of the Loomis Sayles Funds, six series of New England Funds Trust I, one series of New England Funds Trust II, and two series of New England Zenith Funds, all of which are registered investment companies, and to other registered investment companies, organizations, and individuals.

The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

Item 27. PRINCIPAL UNDERWRITERS

Not applicable.


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Item 28. LOCATION OF ACCOUNTS AND RECORDS

The following companies maintain possession of the documents required by the specified rules:

(a)      Registrant
         Rule 31a-1(b)(4), (9), (10), (11)
         Rule 31a-2(a)

(b)      State Street Bank and Trust Company
         225 Franklin Street
         Boston, MA  02110
         Rule 31a-1(a)
         Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
         Rule 31a-2(a)

(c)      Loomis, Sayles & Company, L.P.
         One Financial Center
         Boston, MA  02111
         Rule 31a-1(f)
         Rule 31a-2(e)

Item 29. MANAGEMENT SERVICES

Not applicable.

Item 30. UNDERTAKINGS

Not applicable.


                              * * * * * * * * * * *

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and the Clerk of the City of Boston and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and by its Trustees as trustees and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, The Commonwealth of Massachusetts, on the 13th day of January, 2000.

                                         LOOMIS SAYLES INVESTMENT TRUST


                                         By:  DANIEL J. FUSS*
                                            --------------------------
                                              Daniel J. Fuss
                                              President


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                           Date
---------                       -----                           ----

DANIEL J. FUSS*                 President                       January 13, 2000
-------------------------
Daniel J. Fuss


CHARLES J. FINLAYSON*           Trustee                         January 13, 2000
-------------------------
Charles J. Finlayson


TIMOTHY J. HUNT*                Trustee                         January 13, 2000
-------------------------
Timothy J. Hunt


MARK W. HOLLAND                 Treasurer                       January 13, 2000
-------------------------
Mark W. Holland


*By:   MARK W. HOLLAND
       ---------------
       Mark W. Holland
       Attorney-in-fact
       January 13, 2000